Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events	NOTE 17 – SUBSEQUENT EVENTS On October 15, 2018, the Company issued 1,961 shares of Class A common stock at $2.04 per share to a consultant in lieu of payment for services.

NOTE 18 – SUBSEQUENT EVENTS

On January 2, 2018, the Company granted 100,000 stock options each to its President, Chief Executive Officer and former Chief Financial Officer with an exercise price of $5.01 per share vesting monthly over one year. The expiration date is five years from the grant date.

On January 2, 2018, the Company granted 200,000 stock options each to Hank Nance, Chief Operating Officer, with an exercise price of $5.01 per share vesting monthly over one year. The expiration date is five years from the grant date.

On January 8, 2018, K Laser purchased 60,000 shares of common stock at $7.00 per share.

On February 14, 2018, the Company granted 367,500 employee stock options with an exercise price of $5.40 per share vesting quarterly over four years. The expiration date is five years from the grant date.

On March 19, 2018, the Company granted 35,000 stock options to Takesha Brown, Chief Financial Officer, with an exercise price of $4.00 per share vesting monthly over one year in accordance with the terms of her employment agreement. The expiration date is five years from the grant date.

On March 20, 2018, Sheri Lofgren, the former Chief Financial Officer, exercised 29,200 stock options at par value and issued payment of $3.